Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2012

Net revenue external customers	$2,248,724	$1,163,362	$3,412,086	$5,852	$3,417,938
Inter - segment revenue	2,501	-	2,501	(2,501)	-
Net revenue	2,251,225	1,163,362	3,414,587	3,351	3,417,938
Depreciation and amortization	(79,446)	(43,942)	(123,388)	(28,824)	(152,212)
Operating income	420,316	195,264	615,580	(47,938)	567,642
Income (loss) from equity method investees	6,642	53	6,695	(1,378)	5,317
Capital expenditures, acquisitions and investments	108,286	55,255	163,541	49,650	213,191

Three months ended September 30, 2011

Net revenue external customers	$1,991,773	$1,187,436	$3,179,209	$4,857	$3,184,066
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Net revenue	1,994,106	1,187,436	3,181,542	2,524	3,184,066
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Nine months ended September 30, 2012

Net revenue external customers	$6,602,000	$3,470,353	$10,072,353	$22,313	$10,094,666
Inter - segment revenue	9,041	-	9,041	(9,041)	-
Net revenue	6,611,041	3,470,353	10,081,394	13,272	10,094,666
Depreciation and amortization	(230,575)	(129,784)	(360,359)	(86,104)	(446,463)
Operating Income	1,199,234	597,399	1,796,633	(137,200)	1,659,433
Income (loss) from equity method investees	17,962	182	18,144	(3,472)	14,672
Segment assets	13,806,253	5,835,643	19,641,896	2,218,437	21,860,333
thereof investments in equity method investees	257,324	369,943	627,267	(4,189)	623,078
Capital expenditures, acquisitions and investments(1)	1,970,330	155,075	2,125,405	113,388	2,238,793

Nine months ended September 30, 2011

Net revenue external customers	$5,887,514	$3,405,117	$9,292,631	$12,909	$9,305,540
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Net revenue	5,893,356	3,405,117	9,298,473	7,067	9,305,540
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

(1) North America acquisitions exclude $484,699 of non-cash acquisitions and International acquisitions exclude $4,720 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.